UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22755

LocalShares Investment Trust
(Exact name of Registrant as specified in charter)

618 Church Street
Suite 220
Nashville, Tennessee 37219
(Address of principal executive offices) (Zip code)

Elizabeth S. Courtney
LocalShares Investment Trust
618 Church Street
Suite 220
Nashville, Tennessee 37219
 (Name and address of agent for service)

Copy to:
Timothy S. Johnson, Esq.
Reed Smith, LLP
225 Fifth Avenue
Pittsburgh, PA 15222-2716

Registrant’s telephone number, including area code: 1-615-327-4776

Date of fiscal year end: April 30, 2014

Date of reporting period: July 31, 2013

Item 1.   Schedule of Investments

LocalShares Investment Trust
Schedule of Investments
Nashville Area ETF
July 31, 2013 (Unaudited)

Description	Shares	Market Value

COMMON STOCK — 98.6%
Consumer Discretionary — 23.4%
Cracker Barrel Old Country Store	1,440	$140,976
Dollar General*	1,538	84,082
Genesco*	1,656	116,549
Kirkland's*	5,162	90,748
Tractor Supply	1,258	152,382
		584,737
Energy — 7.2%
Delek US Holdings	6,000	181,500

Financials — 17.2%
Corrections Corp of America ‡	3,504	115,807
Healthcare Realty Trust ‡	3,756	96,567
National Health Investors ‡	1,168	73,105
Pinnacle Financial Partners*	2,118	60,321
Ryman Hospitality Properties ‡	2,264	84,334
		430,134
Health Care — 35.7%
Acadia Healthcare*	2,376	87,603
Amsurg, Cl A*	2,768	108,257
Brookdale Senior Living, Cl A*	3,118	90,796
Community Health Systems	3,338	153,748
Cumberland Pharmaceuticals*	4,400	24,640
HCA Holdings	4,330	168,870
Healthways*	5,026	86,246
LifePoint Hospitals*	1,782	87,603
Vanguard Health Systems*	4,000	83,640
		891,403
Industrials — 4.4%
CLARCOR	2,010	110,510

Materials — 7.2%
Louisiana-Pacific*	5,354	87,056
Noranda Aluminum Holding	29,672	92,280
		179,336
Technology — 3.5%
HealthStream*	2,768	87,192

Total Common Stock
(Cost $2,464,812)		2,464,812

Total Investments - 98.60%
(Cost $2,464,812) †		$2,464,812

Percentages are based on Net Assets of $2,500,000.

*	Non-income producing security.
‡	Real Estate Investment Trust
Cl	Class

LocalShares Investment Trust
Schedule of Investments
Nashville Area ETF
July 31, 2013 (Unaudited)

†	At July 31, 2013, the tax basis cost of the Fund’s investments was equal to the value of investments.

As of July 31, 2013, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

There have been no transfers between Level 1 & Level 2 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board. The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles (“U.S. GAAP”), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•    Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•    Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•    Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value during the period ended July, 31 2013 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended July 31, 2013, there were no fair valued investments in the Fund.

SPR-QH-001-0100

Item 2.   Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.   Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	LocalShares Investment Trust

By (Signature and Title)	/s/ Elizabeth S. Courtney
Elizabeth S. Courtney
President

Date: September 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By (Signature and Title)	/s/ Elizabeth S. Courtney
Elizabeth S. Courtney
President & Treasurer

Date: September 26, 2013